Nature of Business and Organization (Details) - USD ($) $ / shares in Units, $ in Millions	Jun. 21, 2024	Jan. 03, 2024	Jan. 02, 2024
Mr and Mrs Zhang [Member]
Nature of Business and Organization [Line Items]
Number of shares exchange		12,499,000
Rectitude Pte. Ltd. (“RPL”) [Member]
Nature of Business and Organization [Line Items]
Number of shares exchange		3,300,000
Ordinary Shares [Member]
Nature of Business and Organization [Line Items]
Number of shares issued			12,499,000
IPO [Member]
Nature of Business and Organization [Line Items]
Number of shares issued	2,000,000
Price per share (in Dollars per share)	$ 4
IPO [Member] | Rectitude Pte. Ltd. (“RPL”) [Member]
Nature of Business and Organization [Line Items]
Gross proceeds amount (in Dollars)	$ 8.0